                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                     ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT C

                        SUPPLEMENT DATED JANUARY 5, 2007
                                     TO THE
                         PROSPECTUSES DATED MAY 1, 2006
                                      FOR
                       MERRILL LYNCH CONSULTS ANNUITY(SM)

This supplement updates the Prospectuses for the Merrill Lynch Consults Annuity(SM) (the "Consults Annuity") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Consults Annuity Prospectus for your reference.

Effective January 5, 2007 Roszel Advisors, LLC, the investment adviser for the MLIG Variable Insurance Trust (the "MLIG Trust"), changed the name and subadviser of one of the Portfolios described in your Contract prospectus.

The Roszel/William Blair International Portfolio of the MLIG Trust is now subadvised by JPMorgan Investment Management, Inc., and has changed its name to the Roszel/JPMorgan International Equity Portfolio. Accordingly, effective January 5, 2007, the name of the subaccount corresponding to the Roszel/William Blair International Portfolio changed from the Roszel/William Blair International Subaccount to the Roszel/JPMorgan International Equity Subaccount. Therefore, generally all references to the Roszel/William Blair International Portfolio or Subaccount and William Blair & Company, L.L.C. in the prospectus and statement of additional information, as supplemented to date, are references to the Roszel/JPMorgan International Equity Portfolio or Subaccount, and JPMorgan Investment Management, Inc., respectively. The investment objective and asset class/investment style for this Portfolio have not changed.

                                     * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 (for Consults Annuities issued by Merrill Lynch Life Insurance Company) or (800) 333-6524 (for Consults Annuities issued by ML Life Insurance Company of New York), or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.


101843-1206